Leases	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

7. Leases

Operating leases as lessee

As of September 30, 2025 and 2024, the Company has operating leases for offices that expire on various dates through March 2027. The Company does not have options to extend or cancel the existing leases for its facilities prior to their respective expiration dates. When determining the lease term, at lease commencement date, the Company considers options to extend or terminate the lease when it is reasonably certain it will exercise or not exercise that option. The Company’s leases may contain both lease and non-lease components. The Company separately accounted for lease and non-lease components based on their nature. Payments under the Company’s lease arrangements are fixed.

The following table shows ROU assets and operating lease liabilities, and the associated consolidated financial statement line items as of September 30:

	2025	2024
Assets
Operating lease ROU assets, net	$674,595	$1,172,808

Liabilities
Operating lease liabilities, current	$469,826	$479,130
Operating lease liabilities, non-current	$226,444	$697,346

Weighted average remaining lease term (in years)	1.45	2.00
Weighted average discount rate (%)	5.88	5.88

Information for operating leases during the years ended September 30, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Operating lease ROU, obtained for operating lease liabilities	$—	$139,474	$35,815

Operating lease expenses
Amortization of right-of-use assets	$495,494	$571,066	$752,433
Interest of lease liabilities	56,211	44,144	42,034
Total operating lease expenses	$551,705	$615,210	$794,467

Maturities of lease liabilities were as follows as of September 30, 2025:

For the year ending September 30,
2026	$497,696
2027	230,344
Total lease payments	728,040
Less: imputed interest	(31,770)
Total	$696,270